Benefit Plans (Summary Of Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Benefit Plans [Abstract]
Shares, Outstanding as of January 1, 2010	1,213
Shares, Granted	160
Shares, Exercised	(38)
Shares, Forfeited	(3)
Shares, Expired	(11)
Shares, Outstanding as of December 31, 2010	1,321
Shares, Exercisable as of December 31, 2010	1,022
Weighted-Average Exercise Price, Outstanding as of January 1, 2010	$ 48.98
Weighted-Average Exercise Price, Granted	$ 34.45
Weighted-Average Exercise Price, Exercised	$ 37.26
Weighted-Average Exercise Price, Forfeited	$ 53.12
Weighted-Average Exercise Price, Expired	$ 51.79
Weighted-Average Exercise Price, Outstanding as of December 31, 2010	$ 47.52
Weighted-Average Exercise Price, Exercisable as of December 31, 2010	$ 49.12
Weighted-Average Contractual Term, years, Outstanding as of December 31, 2010	3.3
Weighted-Average Contractual Term, years, Exercisable as of December 31, 2010	2.6
Intrinsic Value, Outstanding as of December 31, 2010	$ 9,915
Intrinsic Value, Exercisable as of December 31, 2010	$ 6,036